Note 17 - Concentrations of Credit Risk (Tables) (Customer Concentration Risk [Member])	12 Months Ended
Dec. 31, 2014
Sales [Member]
Note 17 - Concentrations of Credit Risk (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
	2012	% of sales	2013	% of sales	2014	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited ("PICC")	330,699	21%	346,405	20%	442,608	21%
Ping An Property & Casualty Insurance Company of China, Ltd. ("Ping An").	185,595	12%	248,102	14%	294,228	14%
China Pacific Property Insurance Co., Ltd. ("CPIC")	208,797	13%	204,983	12%	255,655	12%
	725,091	46%	799,490	46%	992,491	47%

Accounts Receivable [Member]
Note 17 - Concentrations of Credit Risk (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	As of December 31,
	2013	%	2014	%
	RMB		RMB
PICC.	41,375	21%	32,117	17%
Ping An.	18,817	9%	28,903	16%
CPIC	20,654	10%	22,927	12%
	80,846	40%	83,947	45%